Financial Assets and Liabilities - Summary of Analysis of Gains (Losses) on Derivative Financial Instruments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Gain Losses On Derivative Financial Instruments [Abstract]
Gains on derivative financial instruments	₱ 4,252	₱ 1,436	₱ 2,572
Hedge costs	(229)	(238)	(250)
Net gains on derivative financial instruments (Note 5)	₱ 4,023	₱ 1,198	₱ 2,322